Derivative Financial Instruments - Interest rate swaps held for trading (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Interest rate swaps held for trading
Disclosure of detailed information about financial instruments
Unrealized gain (loss) on derivatives held for trading		$ 0	$ (88)	$ 12,821
GAS-twenty seven Ltd with DNB Bank ASA and Ing Bank N.V
Disclosure of detailed information about financial instruments
Number of terminated agreements | item	4
Notional Amount	$ 133,333
Payment made (received) on termination of agreement	$ (3,488)